Subsequent Events (Details Narrative) - USD ($) $ in Millions	Jul. 03, 2023	May 28, 2023	May 22, 2023	May 08, 2023	Apr. 26, 2023	Jun. 28, 2023	Jun. 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2020
Subsequent Event [Line Items]
Stock split	1-for-20
Shares authorised								15,000,000	15,000,000	15,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split			(i) effect a reverse split at a ratio of not less than 1-for-5 and not greater than 1-for-25 and (ii) if and when the reverse stock split is effected, to decrease the number of authorized shares of the Company’s common stock in the same ratio as is selected for the reverse stock split. The final decision of whether to proceed with the Amendment shall be determined by our board of directors, in its discretion, at any time prior to August 23, 2023, the deadline for regaining compliance with Nasdaq Listing Rule 5550(a)
Shares authorised						150,000	3,000,000
Subsequent Event [Member] | Licensing Agreement [Member]
Subsequent Event [Line Items]
Royalty expense		$ 1.0
Royalty percentage		3.00%
Subsequent Event [Member] | Computershare Trust Company [Member]
Subsequent Event [Line Items]
Beneficial ownership description					beneficial ownership before being deemed an Acquiring Person, solely with respect to Biofrontera AG, from 20% to 29.96%
Subsequent Event [Member] | MidCap Business Credit LLC [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 6.5
Basis points				15.00%
Interest rate				2.25%
Floor Interest rate				4.00%
Interest rate				3.00%
Unused line fee rate				0.375%